                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                        SEC File 33-14943 and 811-7881

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [_]
     Pre-Effective Amendment No. ____                                     [_]
     Post-Effective Amendment No.   6                                     [X]
                                 -----
                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  8                                                     [X]
                  ----
                       (Check appropriate box or boxes.)

                              Brazos Mutual Funds
                              -------------------
              (Exact Name of Registrant as Specified in Charter)

                         5949 Sherry Lane, Suite 1600
                             Dallas, Texas  75225
                             --------------------
             (Address of Principal Executive Offices)  (Zip Code)

        with a copy of communications to:

                           Audrey C. Talley, Esquire
                           Drinker Biddle & Reath LLP
                           1345 Chestnut Street
                           Philadelphia, PA  19107-3496

                           Robert M. Zakem, Esquire
                           Senior Vice President and General Counsel
                           SunAmerica Asset Management Corp.
                           The SunAmerica Center
                           733 Third Avenue
                           New York, NY 10017

     Registrant's Telephone Number, including Area Code (214) 365-5200
                                                        --------------

    Dan L. Hockenbrough, 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225
    ----------------------------------------------------------------------
                    (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: Upon effective date of this
                                                   ---------------------------
registration statement It is proposed that this filing will become effective
----------------------
(check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)
     [_]  on            pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on            pursuant to paragraph (a)(1)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on            pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered:  Shares of Beneficial Interest

______________, 1999  PROSPECTUS

BRAZOS MUTUAL FUNDS

     BRAZOS SMALL CAP GROWTH FUND
     BRAZOS REAL ESTATE SECURITIES FUND
     BRAZOS GROWTH FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                                          BRAZOS
                                                                    MUTUAL FUNDS

                               TABLE OF CONTENTS
                                                                           Page
                                                                           ----
FUND HIGHLIGHTS.........................................................      1
FINANCIAL HIGHLIGHTS....................................................      9
SHAREHOLDER ACCOUNT INFORMATION.........................................     11
MORE INFORMATION ABOUT THE FUNDS........................................     23
     Fund Investment StrategieS.........................................     23
     Glossary...........................................................     26
        Investment Terminology..........................................     26
        Risk Terminology................................................     27
FUND MANAGEMENT.........................................................     29
FOR MORE INFORMATION....................................................     32

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Brazos Mutual Funds (the "Trust"), and to provide you information about three of the Trust's investment portfolios, or "Funds," and their investment goals, principal strategies and principal investment techniques. The Trust consists of four Funds. Class Y shares of all four of the Funds are offered through a separate prospectus. Classes A, B and II shares of the Brazos Small Cap Growth Fund, Brazos Real Estate Securities Fund and Brazos Growth Fund are offered through a separate prospectus. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 22, and the glossary that follows on page 25.

[side column]

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

A fund engages in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

The "GROWTH" ORIENTED philosophy to which the Small Cap Growth and Growth Funds subscribe--that of investing in securities believed to offer the potential for capital appreciation--focuses on securities which are considered to have a historical record of above average growth rate; to have significant growth potential; to have above average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

CONSERVATION OF PRINCIPAL is a goal which aims to invest in a manner that tries to protect the value of your investment against market movements and other economic events.

A company is considered "PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY" if at least 50% of its assets, gross income, or net profits are attributable to ownership, construction, management or sale of real estate assets.


[end side column]

Q:  WHAT ARE THE FUNDS' INVESTMENT GOALS, STRATEGIES AND TECHNIQUES?

A:

                                     INVESTMENT           PRINCIPAL
               FUND                     GOAL         INVESTMENT STRATEGY              PRINCIPAL INVESTMENT TECHNIQUES
Brazos Small Cap Growth Fund         capital               growth                     invests primarily by active trading
                                     appreciation                                     in common stocks and securities
                                                                                      convertible into common stocks that
                                                                                      demonstrate the potential for capital
                                                                                      appreciation, issued by companies
                                                                                      with market capitalizations between
                                                                                      $40 million and $1.2 billion

Brazos Real Estate Securities Fund   a balance of          growth                     invests primarily by active trading
                                     income and            and income                 in common stocks and securities
                                     appreciation                                     convertible into common stocks
                                                                                      issued by companies principally
                                                                                      engaged in the real estate industry

                                                            PRINCIPAL
                                        INVESTMENT          INVESTMENT
             FUND                          GOAL              STRATEGY                PRINCIPAL INVESTMENT TECHNIQUES
Brazos Growth Fund                   capital  growth          growth                 invests primarily by active trading
                                                                                     in common stocks and securities
                                                                                     convertible into common stocks
                                                                                     issued by companies with growth
                                                                                     rates above 20%, above average
                                                                                     return on equity, and low debt levels



Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

A: The following section describes the principal risks of each Fund, while the chart on page __ describes various additional risks.

     RISK OF INVESTING IN EQUITY SECURITIES

     The Brazos Small Cap Growth, Brazos Real Estate Securities and Brazos Growth Funds invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Funds may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for any of these Funds may underperform the market generally.

     ADDITIONAL PRINCIPAL RISKS

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Fund will be able to achieve its investment goals. If the value of the assets of a Fund goes down, you could lose money.

     ADDITIONAL RISKS SPECIFIC TO THE BRAZOS SMALL CAP GROWTH FUND

     Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of small company securities may make them more difficult to sell.

     ADDITIONAL RISKS SPECIFIC TO THE BRAZOS REAL ESTATE SECURITIES FUND

     The Brazos Real Estate Securities Fund is subject to risks, such as market forces, that may impact the values of its underlying real estate assets, and management's skill in managing those assets. The trading volume of small company real estate securities may make them more difficult to sell.


Q:   HOW HAVE THE FUNDS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. The Brazos Growth Fund has not been in operation for a full calendar year.

               BRAZOS SMALL CAP GROWTH FUND/(1)/ (CLASS Y)/(2)/

                   [Graphic Omitted - Performance Bar Chart]

                           YEAR            RETURN
                           ----            ------
                           1998             13.6%
                           1997             54.5%

(1)  Return for the quarter ended 3/31/99:  -1.06%
(2) For each Fund, the returns shown in the bar chart above are for a class of shares which is not offered in this prospectus that has substantially similar annual returns because its shares are invested in the same portfolio of securities. In reviewing this performance information, however, you should be aware that returns would differ to the extent that Class Y shares do not have the same expenses and sales loads as Class A, B and II shares which are set forth in the table in page __ of this prospectus.

During the two-year period shown in the bar chart, the highest return for a quarter was 25.00% (quarter ended 6/30/97) and the lowest return for a quarter was -19.49% (quarter ended 09/30/98).

                                                                                        Return Since Inception*
     Average Annual Total Returns (as of the calendar                   Past One         Fund      Russell 2000
     year ended December 31, 1998)                                        Year                       Index***
     Brazos Small Cap Growth Fund**                      Class Y        13.6%            75.5%        19.2%
     Russell 2000 Index***                                              -2.5%

*     Inception Date:  Class Y:  12/31/96
**    Includes expenses.
*** The Russell 2000 Index is an unmanaged broad-based index of 2,000 smaller capitalization companies.

            BRAZOS REAL ESTATE SECURITIES FUND/(1)/ (CLASS Y)/(2)/

                   [Graphic Omitted - Performance Bar Chart]

                              YEAR         RETURN
                              ----         ------
                              1998         -17.4%
                              1997          29.2%



(1)  Return for the quarter ended 3/31/99:  -4.09%
(2) For each Fund, the returns shown in the bar chart above are for a class of shares which is not offered in this prospectus that has substantially similar annual returns because its shares are invested in the same portfolio of securities. In reviewing this performance information, however, you should be aware that returns would differ to the extent that Class Y shares do not have the same expenses and sales loads as Class A, B and II shares which are set forth in the table on page __ of this prospectus.

During the two-year period shown in the bar chart, the highest return for a quarter was 12.16% (quarter ended 9/30/97) and the lowest return for a quarter was - 13.52% (quarter ended 9/30/98).

                                                                          Return Since Inception*
                                                              Past One       Fund        NAREIT
      Average Annual Total Returns (as of the                  Year                       Equity
      calendar year ended December 31, 1998)                                              Index***


Brazos Real Estate Securities Fund**          Class Y         -17.4%         6.7%         -0.8%
NAREIT Equity Index                                           -17.5%


*     Inception Date:  Class Y:  12/31/96
**    Includes expenses.
*** The NAREIT Equity Index is a widely recognized, unmanaged index of publicly traded real estate securities.

BRAZOS GROWTH FUND

     A mutual fund's comparison of its performance to an objective index may be viewed by an investor as a relative measure of performance. A performance bar chart would give some indication of the risks of an investment in the Brazos Growth Fund by comparing the Fund's performance with a broad measure of market performance. There is no past performance table, performance bar chart or financial highlights for the Brazos Growth Fund as it is less than one year old. Inception date: 12/31/98.

Q:  WHAT ARE THE FUNDS' EXPENSES?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                            Brazos Small Cap Growth Fund    Brazos Real Estate Securities Fund
                                                            ----------------------------    ----------------------------------
                                                            Class A    Class B   Class II      Class A    Class B     Class II
                                                            -------    -------   --------      -------    -------     --------
     Shareholder Fees (fees paid directly from your
     investment)

       Maximum Sales Charge (Load) Imposed on               5.75%      None      1.00%         5.75%      None        1.00%
       Purchases (as a percentage of offering price)/(1)/

       Maximum Deferred Sales Charge (Load)  (as a          None       4.00%     1.00%         None       4.00%       1.00%
       percentage of amount  redeemed)/(2)/


       Maximum Sales Charge (Load) Imposed on               None       None      None          None       None        None
       Reinvested Dividends

       Redemption Fee (as a percentage of amount            None       None      None          1.00%/(4)/ 1.00%/(4)/  1.00%/(4)/
       redeemed)/(3)/

       Exchange Fee                                         None       None      None          None       None        None

     Maximum Account Fee                                    None       None      None          None       None        None

     Annual Fund Operating Expenses(5)
     (expenses that are deducted from
     Fund assets)

     Management Fees                                        0.90%      0.90%     0.90%         0.90%      0.90%       0.90%

       Distribution (12b-1) Fees/(6)/                       0.35%      1.00%     1.00%         0.35%      1.00%       1.00%

       Other Expenses                                       0.31%      0.31%     _____         0.41%      0.41%       _____

     Total Annual Fund Operating Expenses/(7)/              _____      _____     _____         _____      _____       _____

     Expense Reimbursement                                  _____      _____    _____          _____      _____       _____

     Net Expenses                                           1.65%      2.30%     2.30%         1.65%      2.30%       2.30%
                                                            _____      _____    _____          _____      _____       _____


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.
(3)  A $15.00 fee may be imposed on wire redemptions.
(4) Shares of the Brazos Real Estate Securities Fund that are held 90 days or more may be redeemed without cost. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management, and will be paid to the Fund.
(5) The Annual Fund Operating Expenses for Class A, B and II shares are based on each Fund's expenses for the prior fiscal year, but have been restated to reflect the estimated expenses of each Class.
(6) Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                           Brazos Growth Fund
                                                                      -----------------------------
                                                                      Class A   Class B   Class II
                                                                      --------  --------  ---------
Shareholder Fees (fees paid directly from your investment)

 Maximum Sales Charge (Load) Imposed on Purchases (as a                5.75%     None       1.00%
 percentage of offering price)(1)

 Maximum Deferred Sales Charge (Load) (as a percentage                 None      4.00%      1.00%
 of amount redeemed)(2)

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None      None       None

 Redemption Fee(3)                                                     None      None       None

 Exchange Fee                                                          None      None       None

Maximum Account Fee                                                    None      None       None

Annual Fund Operating Expenses(5) (expenses that are deducted from
 Fund assets)

Management Fees                                                        0.90%     0.90%      0.90%

 Distribution (12b-1) Fees(6)                                          0.35%     1.00%      1.00%

 Other Expenses                                                        0.45%     0.45%      _____

Total Annual Fund Operating Expenses(7)                                _____     _____      _____


Expense Reimbursement                                                  _____     _____      _____
                                                                       1.65%     2.30%      2.30%
Net Expenses                                                           _____     _____      _____

(7) The offering of Class A, B and II shares commenced for these Funds on ______________. The amounts shown are estimated based on expenses expected to have been incurred if Class A, B and II shares had been in existence for these Funds throughout the fiscal year ended ______________. Nevertheless, SunAmerica Asset Management Corp. has undertaken to cap the expense ratios set forth above should Total Annual Fund Operating Expenses exceed such net expense ratios. This cap on expenses is expected to continue until further notice.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and if you redeemed your investment at the end of the periods indicated your costs would be:

                                                                     1 Year    3 Years      5 Years      10 Years
BRAZOS SMALL CAP GROWTH FUND
(Class A shares)                                                      733        1065        1420          2417
                                                                    -------    -------     --------      --------
(Class B shares)                                                      633        1018        1430          2397
                                                                    -------    -------     --------      --------
(Class II shares)                                                     431         811        1318          2709
                                                                    -------    -------     --------      --------

BRAZOS REAL ESTATE SECURITIES FUND
(Class A shares)                                                      733        1065        1420          2417
                                                                    -------    -------     --------      --------
(Class B shares)                                                      633        1018        1430          2397
                                                                    -------    -------     --------      --------
(Class II shares)                                                     431         811        1318          2709
                                                                    -------    -------     --------      --------
BRAZOS GROWTH FUND
(Class A shares)                                                      733        1065
                                                                    -------    -------
(Class B shares)                                                      633        1018
                                                                    -------    -------
(Class II shares)                                                     431         811
                                                                    -------    -------

You would pay the following expenses if you did not redeem your shares:

                                                                    1 Year     3 Years     5 Years       10 Years
BRAZOS SMALL CAP GROWTH FUND
 (Class A shares)                                                     733       1065         1420          2417
                                                                    -------    -------     --------      --------
 (Class B shares)                                                     233        718         1230          2397
                                                                    -------    -------     --------      --------
 (Class II shares)                                                    331        811         1318          2709
                                                                    -------    -------     --------      --------

BRAZOS REAL ESTATE SECURITIES FUND
 (Class A shares)                                                     733       1065         1420          2417
                                                                    -------    -------     --------      --------
 (Class B shares)                                                     233        718         1230          2397
                                                                    -------    -------     --------      --------
 (Class II shares)                                                    331        811         1318          2709
                                                                    -------    -------     --------      --------

BRAZOS GROWTH FUND
 (Class A shares)                                                     733       1065
                                                                    -------    -------
 (Class B shares)                                                     233        718
                                                                    -------    -------
 (Class II shares)                                                    331        811
                                                                    -------    -------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights shown are for a class of shares not offered in this prospectus and would differ to the extent that it does not have the same expenses and sales loads as Class A, B or II. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in the Statement of Additional Information (SAI), which is available upon request.

BRAZOS SMALL CAP GROWTH FUND

                                                                                                                  Ratio
                                                                                                                  of net
                                  Net gain                                                                        invest
                                 (loss) on                                                             Ratio      -ment
                Net               invest-   Total   Divid-                                              of        income
               Asset      Net      ments     from    ends   Distri-            Net              Net   expenses    (loss)
               Value,    invest    (both    invest-  from   butions           Asset            Assets    to         to
               begin-    -ment    realized   ment   invest-  from     Total   Value,           end of  average   average   Portfo-
               ning of   income    and un-   oper-   ment   capital  distri-  end of  Total    period   net        net      lio
Period Ended   period    (loss)  realized)  ations  income   gains   butions  period  Return   (000's)  assets   assets(1) turnover
------------   -------   ------  ---------- ------- ------  -------- -------  ------  ------   ------- --------  -------   --------


                                                             Class Y
                                                         ---------------
12/31/96*-
  11/30/97     $10.00* $(0.03)      $4.69     $4.66    --    $(1.17)  $(1.17)  $13.49 47.08%** $ 80,898 1.35%*** (0.68)%***  148%**
11/30/98       $13.49  $(0.11)(2)   $0.79     $0.68    --    $(0.10)  $(0.10)  $14.07  5.06%   $313,207 1.21%    (0.75)%     104%

_________________________
*    Commencement of operations
**   Not Annualized
***  Annualized

/1/ The Adviser has agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Brazos Small Cap Growth Fund (if necessary) in order to keep the annual expense ratios from exceeding 1.35% of the average daily net assets of the Fund. In addition, the prior Administrator, Accounting Agent and Transfer Agent waived a portion of their fees in the Brazos Small Cap Growth Fund for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.80% for the Brazos Small Cap Growth Fund for the period ended November 30, 1997. There was no waiver of expenses for the Brazos Small Cap Growth Fund for the year ended November 30, 1998.

/2/ Net investment income (loss) per share represents net investment income
(loss) divided by the average shares outstanding throughout the period.

BRAZOS REAL ESTATE SECURITIES FUND

                                                                                                                  Ratio
                                                                                                                  of net
                                  Net gain                                                                        invest
                                 (loss) on                                                             Ratio      -ment
                Net               invest-    Total  Divid-                                              of        income
               Asset      Net      ments     from    ends   Distri-            Net              Net   expenses    (loss)
               Value,    invest    (both    invest-  from   butions           Asset            Assets    to         to
               begin-    -ment    realized   ment   invest - from     Total   Value,           end of  average   average   Portfo-
               ning of   income    and un-   oper-   ment   capital  distri-  end of  Total    period   net        net      lio
Period Ended   period    (loss)  realized)  ations  income   gains   butions  period  Return   (000's)  assets   assets(1) turnover
------------   -------   ------  ---------- ------- ------  -------- -------  ------  ------   ------- --------  -------   --------

                                                               Class Y
                                                           ---------------
12/31/96*-
  11/30/97     $10.00    $0.35     $ 2.05   $ 2.40  $(0.23)  $(0.93)  $(1.16)  $11.24  24.39%** $53,308 1.25%***  4.61%***   185%**
11/30/98       $11.24    $0.44(2)  $(1.90)  $(1.46) $(0.43)  $(0.14)  $(0.57)  $ 9.21 (13.64)%  $84,789 1.25%     4.19%      157%

_______________________
*    Commencement of operations
**   Not Annualized
***  Annualized

/1/ The Adviser has agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Brazos Real Estate Securities Fund (if necessary) in order to keep the annual expense ratios from exceeding 1.25% of the average daily net assets of the Fund. In addition, the prior Administrator, Accounting Agent and Transfer Agent waived a portion of their fees in the Brazos Real Estate Securities Fund for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.83% (annualized) for the Brazos Real Estate Securities Fund for the period ended November 30, 1997. For the year ended November 30, 1998, the ratio of expenses to average net assets would have been 1.31% for the Brazos Real Estate Securities Fund.

/2/ Net investment income (loss) per share represents net investment income
(loss) divided by the average shares outstanding throughout the period.

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------
SELECTING A SHARE CLASS

Each Fund offers three Classes of shares through this prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.


           CLASS A
 . Front-end sales charges, as
  described below.  There are
  several ways to reduce these
  charges, also described below.
 . Lower annual expenses than Class
  B or Class II shares.



           CLASS B
 . No front-end sales charge; all
  your money goes to work for you
  right away.
 . Higher annual expenses than
  Class A shares.
 . Deferred sales charge on shares
  you sell within six years of
  purchase, as described below.
 . Automatic conversion to Class A
  shares approximately one year
  after such time that no CDSC
  would be payable upon redemption,
  as described below, thus
  reducing future annual expenses.

           CLASS II
 . Front-end sales charge, as
  described below.
 . Higher annual expenses than
  Class A shares.
 . Deferred sales charge on shares
  you sell within eighteen months of
  purchase, as described below.
 . No conversion to Class A.


CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:


                                                             Concession
                                          Sales Charge       to Dealers
                                    -----------------------------------
                                       % OF        % OF NET      % OF
                                     OFFERING       AMOUNT     OFFERING
YOUR INVESTMENT                        PRICE       INVESTED      PRICE
                                    -----------------------------------
Less than $50,000                      5.75%         6.10%       5.00%
$50,000 but less than $100,000         4.75%         4.99%       4.00%
$100,000 but less than $250,000        3.75%         3.90%       3.00%
$250,000 but less than $500,000        3.00%         3.09%       2.25%
$500,000 but less than $1,000,000      2.10%         2.15%       1.35%
$1,000,000 or more                     None          None        1.00%


INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase.

CLASS B. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B. deferred charges:

     Years after purchase  CDSC on shares being sold

     1st or 2nd year                    4.00%
     3rd or 4th year                    3.00%
     5th year                           2.00%
     6th year                           1.00%
     7th year and thereafter            None

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

Class II.  Sales Charges are as follows:

                                                           Concession
                   Sales Charge                            to Dealers
            --------------------------------------------------------------
                     % OF               % OF NET                % OF
                   OFFERING              AMOUNT               OFFERING
                    PRICE               INVESTED                PRICE
            --------------------------------------------------------------
                    1.00%                1.01%                  1.00%


There is also a CDSC of 1% on shares you sell within eighteen months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

     . financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

     . participants in certain retirement plans that meet applicable conditions

     . Fund Trustees and other individuals who are affiliated with the Funds or other SunAmerica Mutual Funds and their families

     . selling brokers and their employees and sales representatives and their families

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

     .    within one year of the shareholder's death or becoming disabled

     . taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which the Adviser serves as a fiduciary

     . Trustees and other individuals who are affiliated with any Fund or other SunAmerica Mutual Funds and their families

     .    to make taxable distributions from certain retirement plans

     . to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the SAI.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, you may invest some or all of the proceeds in the same share class of the same Fund within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. All accounts involved must be registered in the same name(s).

12b-1 FEES

Each class of shares of each Fund has its own 12b-1 plan that provides for distribution and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:

                 CLASS        DISTRIBUTION FEE         SERVICE FEE
                   A               0.10%                  0.25%
                   B               0.75%                  0.25%
                   II              0.75%                  0.25%

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.
2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

     .    non-retirement account: $500

     .    retirement account: $250

     . dollar cost averaging: $500 to open; you must invest at least $25 a month

The minimum subsequent investments for the Funds are as follows:

     .    non-retirement account: $100

     .    retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

BUYING SHARES

OPENING AN ACCOUNT                                          ADDING TO AN ACCOUNT

BY CHECK
----------------------------------------------------------------------------------------------------------------------
                                                            .    Make out a check for the investment amount
     .    Make out a check for the investment                    payable to the specific Fund or SunAmerica
          amount, payable to the specific Fund or                Funds.
          SunAmerica Funds.                                 .    Include the stub from your Fund statement or a
     .    Deliver the check and your completed                   note specifying the Fund name, your share
          Account Application (and Supplemental                  class, your account number and the name(s) in
          Account Application, if applicable) to                 which the account is registered.
          your broker or financial advisor, or              .    Indicate the Fund and account number in the
          mail them to:                                          memo section of your check.
                                                            .    Deliver the check and your note to your broker
               SunAmerica Fund Services, Inc.                    or financial advisor, or mail them to:
               Mutual Fund Operations, 3rd Floor
               The SunAmerica Center                                  NON-RETIREMENT ACCOUNTS:
               733 Third Avenue                                       SunAmerica Fund Services, Inc.
               New York, New York 10017-3204.                         C/o NFDS
                                                                      P.O. Box 419373
                                                                      Kansas City, Missouri 64141-6373

                                                                      RETIREMENT ACCOUNTS:
                                                                      SunAmerica Fund Services, Inc.
                                                                      Mutual Fund Operations, 3rd Floor
                                                                      The SunAmerica Center
                                                                      733 Third Avenue
                                                                      New York, New York 10017-3204

BY WIRE
----------------------------------------------------------------------------------------------------------------------

     .    Deliver your completed application to             .    Instruct your bank to wire the amount of your
          your broker or financial advisor or fax                investment to:
          it to SunAmerica Fund Services, Inc. at
          212-551-5585.                                               State Street Bank & Trust Company
                                                                      Boston, MA
     .    Obtain your account number by referring                     ABA #0110-00028
          to your statement or by calling your                        DDA # 99029712
          broker or financial advisor or
          Shareholder/Dealer Services at               Specify the Fund name, your share class, your
          1-800-858-8850, ext. 5125.                   Fund number, account number and the name(s) in
                                                       which the account is registered.  Your bank
     .    Instruct your bank to wire the amount of     may charge a fee to wire funds.
          your investment to:


               State Street Bank & Trust Company
               Boston, MA
               ABA #0110-00028
               DDA # 99029712

Specify the Fund name, your choice of share class, your new Fund number and account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

SELLING SHARES

HOW                                               REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISOR
-------------------------------------------------------------------------------------------------------------

 .  Accounts of any type.                          .  Call your broker or financial advisor to
 .  Sales of any amount.                              place your order to sell shares.

BY MAIL
-------------------------------------------------------------------------------------------------------------

 .  Accounts of any type.                          .  Write a letter of instruction indicating the Fund
 .  Sales of any amount.                              name, your share class, your account number, the
                                                     name(s) in which the account is registered and the
                                                     dollar value or number of shares you wish to sell.
                                                  .  Include all signatures and any additional document that may be required (see next page).

                                                  .  A check will normally be mailed on the next business
                                                     day to the name(s) and address in which the account
                                                     is registered, or otherwise according to your letter
                                                     of instructions.
                                                  .  Mail the materials to:

                                                     SunAmerica Fund Services, Inc.
                                                     Mutual Fund Operations, 3rd Floor
                                                     The SunAmerica Center
                                                     733 Third Avenue
                                                     New York, New York
                                                     10017-3204

BY PHONE
-------------------------------------------------------------------------------------------------------------

 .  Most accounts.                                .  Call Shareholder/Dealer Services at 1-800-858-
 .  Sales of less than $100,000.                     8850 between 8:30 a.m. and 7:00 p.m. (Eastern
                                                     time) on most business days. State the Fund name,
                                                     the name of the person requesting the redemption,
                                                     your share class, your account number, the name(s)
                                                     in which the account is registered and the dollar
                                                     value or number of shares you wish to sell.

                                                  .  A check will be mailed to the name(s) and
                                                     address in which the account is registered, or
                                                     to a different address indicated in a written
                                                     authorization previously provided to the Fund
                                                     by the shareholder(s) on the account.



BY WIRE
-------------------------------------------------------------------------------------------------------------

 .  Request by mail to sell any amount            .  Proceeds will normally be wired on the next
    (accounts of any type).                           business day. A $15 fee will be deducted from your
 .  Request by phone to sell less than                account
    $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

 .   your address of record has changed within the past 30 days
 .   you are selling more than $100,000 worth of shares
 .   you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

 .   a broker or securities dealer
 .   a federal savings, cooperative or other type of bank
 .   a savings and loan or other thrift institution
 .   a credit union
 .   a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of its shares outstanding. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Trustees.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after your request is received in proper form by the Trust. If your order is received by the Trust or the Distributor before a Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Trust before its close of business. The Trust and the Distributor reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Fund may invest to a small extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of a Fund's shares may change on days when you will not be able to purchase or redeem your shares.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment of redemption proceeds wholly or partly in cash, the Trust may pay the redemption price by a distribution in kind of securities from the Trust in lieu of cash. However, the Trust has made an election that requires it to pay a certain portion of redemption proceeds in cash.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Trust is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other SunAmerica Mutual Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Fund may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 for further information. You may sell or exchange certificated shares only by returning the certificates to the Funds, along with a letter of instruction and a signature guarantee. The Funds do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. The Trust may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Trust by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Trust is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the SunAmerica Mutual Funds of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

 .  Make sure you have at least $5,000 worth of shares in your account.

 . Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges).

 . Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

 . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

 .  Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other SunAmerica Mutual Funds. To use:

 . Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.

 . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

 .  Specify the amount(s).  Each exchange must be worth at least $25.

 . Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Funds. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder/Dealer Services at 1-800-858-8850.

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS.  In general, you will receive account statements as follows:

 . after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

 .  after any changes of name or address of the registered owner(s)

 .  in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies. As long as each Fund so qualifies, the Fund will not be subject to federal income tax on the earnings that it distributes to shareholders.

However, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable to you. Distributions of a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction from a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Trust may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

MORE INFORMATION ABOUT THE FUNDS

[side column]

FUND INVESTMENT STRATEGIES. Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.

[end side column]

                                                 BRAZOS SMALL CAP                         BRAZOS REAL ESTATE
                                                      GROWTH                                  SECURITIES
----------------------------------------------------------------------------------------------------------------------
What is the Fund's investment         To provide maximum capital                To provide a balance of income and
objective?                            appreciation, consistent with             appreciation (with reasonable risk to
                                      reasonable risk to principal, by          principal) by investing primarily in
                                      investing primarily in small              equity securities of companies which
                                      capitalization companies                  are principally engaged in the real
                                                                                estate industry
----------------------------------------------------------------------------------------------------------------------
What are the Fund's principal         Growth                                    Growth and income
 investment strategies?
----------------------------------------------------------------------------------------------------------------------
What are the Fund's principal         . active trading of stocks of small       . active trading of stocks of
 investment techniques?               companies that offer the potential          companies principally engaged in  the
                                      for capital appreciation                    real estate industry that offer the
                                                                                  potential for capital appreciation
                                                                                  and current income
----------------------------------------------------------------------------------------------------------------------
Where are the Fund's principal        . stocks of  small companies (at least    . stocks of companies principally
 investments (under normal market     65% of total assets)                        engaged in the real estate industry
 conditions)?                                                                     (at least 65% of total assets)
----------------------------------------------------------------------------------------------------------------------
What are the Fund's principal risks?  . stock market volatility                 . stock market volatility
                                      . securities selection                    . securities selection
                                      . small market capitalization             . small market capitalization
                                                                                . volatility of real estate markets
                                                                                  and real estate investment trusts
----------------------------------------------------------------------------------------------------------------------
What other investment strategies
can the Fund use?
 . Fixed income securities               Yes                                       Yes
 . Small company stocks                  See principal investments above           Yes
 . Short-term investments                Yes*                                      Yes*
 . Defensive investments                 Yes                                       Yes
 . Foreign securities                    Yes (up to 5%)                            Yes (up to 5%)
 . Illiquid securities                   Yes (up to 15%)                           Yes (up to 15%)
 . Securities lending                    Yes (up to 33 1/3%)                       Yes (up to 33 1/3%)
 . Borrowing for temporary or
  emergency purposes                    Yes (up to 33 1/3%)                       Yes (up to 33 1/3%)
 . Options and futures                   Yes**                                     Yes**
 . Special situations                    Yes                                       Yes
 . ADR's, EDR's and GDR's                Yes (up to 5%)                            Yes (up to 5%)
 . Bank obligations                      Yes (up to 10%)                           Yes (up to 10%)

                                        BRAZOS SMALL CAP                          BRAZOS REAL ESTATE
                                             GROWTH                                   SECURITIES
-------------------------------------------------------------------------------------------------------------------
 . Investment companies                  Yes (up to 10%)                           Yes (up to 10%)
 . Real estate investment trusts and                                               See principal investments above
 securities of companies
 principally engaged in the real
 estate industry                        No                                        Yes (at least 25%)
 . Repurchase agreements                 Yes (up to 10%)                           Yes (up to 10%)
 . Reverse repurchase agreements         Yes (up to 33 1/3%)                       Yes (up to 33 1/3%)
 . U.S. Government obligations           Yes (up to 100%)                          Yes (up to 100%)
 . Warrants                              Yes (up to 5%)                            Yes (up to 5%)
 . When-issued securities                Yes (up to 33 1/3%)                       Yes (up to 33 1/3%)
-------------------------------------------------------------------------------------------------------------------
What other potential risks can          . foreign exposure                      . foreign exposure
 affect a Fund?                         . interest rate fluctuations            . interest rate fluctuations
                                        . credit quality                        . credit quality
                                        . small market capitalization           . illiquidity
                                        . illiquidity                           . derivatives
                                        . derivatives                           . hedging
                                        . hedging                               . volatility of real estate markets and
                                                                                  real estate investment trusts

* Under normal circumstances, shorter term investments are expected to be 5% to 10% of each Fund, however, market conditions may lead to higher levels (up to 100%).

** The Funds may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets or where the Funds' obligations would exceed 20% of the total assets.


                                                      GROWTH
----------------------------------------------------------------------------
What is the Fund's investment         To provide maximum capital  growth by
objective?                            investing primarily in equity
                                      securities
----------------------------------------------------------------------------
What are the Fund's principal         Growth
 investment strategies?
----------------------------------------------------------------------------
What are the Fund's principal         . active trading of stocks that offer
 investment techniques?               the potential for capital appreciation
----------------------------------------------------------------------------
Where are the Fund's principal        . stocks
 investments (under normal market
 conditions)?
----------------------------------------------------------------------------
What are the Fund's principal risks?  . stock market volatility
                                      . securities selection
----------------------------------------------------------------------------

What other investment strategies
can the Fund use?

 . Fixed income securities             Yes

 . Small company stocks                No
 . Short-term investments              Yes *
 . Defensive investments               Yes

                                                  GROWTH
----------------------------------------------------------------------------
 . Foreign securities                    Yes (up to 5%)
 . Illiquid securities                   Yes (up to 15%)
 . Securities lending                    Yes (up to 33 1/3%)
 . Borrowing for temporary or            Yes (up to 33 1/3%)
  emergency purposes
 . Options and futures                   Yes**
 . Special situations                    Yes
 . ADR's, EDR's and GDR's                Yes (up to 5%)
 . Bank obligations                      Yes (up to 10%)
 . Investment companies                  Yes (up to 10%)
 . Real estate investment trusts and     No
securities of companies
principally engaged in the real
estate industry
 . Repurchase agreements                 Yes (up to 10%)
 . Reverse repurchase agreements         Yes (up to 33 1/3%)
 . U.S. Government obligations           Yes (up to 100%)
 . Warrants                              Yes (up to 5%)
 . When-issued securities                Yes (up to 33 1/3%)
----------------------------------------------------------------------------
What other potential risks can          . foreign exposure
affect a Fund?                          . interest rate fluctuations
                                        . credit quality
                                        . illiquidity
                                        . derivatives
                                        . hedging

 * Under normal circumstances, shorter term investments are expected to be 5% to 10% of each Fund, however, market conditions may lead to higher levels (up to 100%).

** The Funds may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets or where the Funds' obligations would exceed 20% of the total assets.

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

[side column]

The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of the McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.

[end side column]

GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

CONSERVATION OF PRINCIPAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

ACTIVE TRADING means that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. During periods of increased market volatility, active trading may be more pronounced.

SMALL COMPANIES have market capitalizations of $1.2 billion or less.

A company is considered "PRINCIPALLY ENGAGED IN THE REAL ESTATE INDUSTRY" if at least 50% of its assets, gross income, or net profits are attributable to ownership, construction, management or sale of real estate assets.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Fund may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States. Foreign securities include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities, such as European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

A Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the next asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return. If a Fund borrows through REVERSE REPURCHASE AGREEMENTS there will be additional risks, including that the interest income earned by a Fund (from the investment of the proceeds) may be less than the interest expense of the transaction, that the market value of the securities sold by a Fund may decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

A DERIVATIVE instrument is a contract, such as an option or a future, whose value is based on the performance of an underlying asset.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.

Each Fund may invest in securities of other open-end or closed-end INVESTMENT COMPANIES. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

REAL ESTATE INVESTMENT TRUSTS ("REITS") pool investors' funds for investment primarily in commercial real estate properties or in real estate related loans.

In a REPURCHASE AGREEMENT, a Fund buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price if such securities mature in one year or less, or 102% of the repurchase price if such securities mature in more than one year.

WHEN-ISSUED refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by a Fund until it receives payment or delivery from the other party. A Fund will maintain a separate account of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made, although a Fund may earn income on securities it has deposited in a segregated account.

WARRANTS are options to purchase equity securities at a specific price valid for a specific period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security.

RISK TERMINOLOGY

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by the Adviser, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations ($1.2 billion or less) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

VOLATILITY OF REAL ESTATE MARKETS AND REAL ESTATE INVESTMENT TRUSTS ("REITS"):
The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. A Fund could lose money because of declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

FUND MANAGEMENT
-------------------------------------------------------------------------------

ADVISER. John McStay Investment Counsel, LLC ("JMIC" or the "Adviser"), 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225, is responsible for the portfolio management of each of the Funds. JMIC is a majority-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance, insurance-related and financial services activities in the United States and abroad. JMIC's predecessor, John McStay Investment Counsel, L.P., managed each Fund from its inception. JMIC manages each Fund using a team approach. By using a team approach, the Company avoids the risk of changes in portfolio management style that may be encountered when a lead manager approach is utilized. The team approach creates portfolio management stability, which provides confidence that the process is repeatable, and has been used for the last twenty-five years. JMIC has had minimal (one) investment professional turnover during the last fifteen years of management.

For the fiscal year ended November 30, 1998, each Fund paid the predecessor to the Adviser, John McStay Investment Counsel, L.P., a fee equal to the following percentage of average daily net assets:

             Fund                             Fee
             ----                             ---
     Brazos Small Cap Growth                  0.90%

     Brazos Real Estate Securities            0.90%

     Brazos Growth                            0.90%

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Fund's shares offered herein. The Distributor, a SunAmerica company and an indirect wholly owned subsidiary of AIG, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12 b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Fund. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Funds' 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.

ADMINISTRATOR. SunAmerica Asset Management Corp. provides administrative services to each Fund. The Administrator, a SunAmerica company and an indirect wholly owned subsidiary of AIG, is paid a monthly fee by each Fund for its services.

SHAREHOLDER SERVICING AGENT. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Shareholder Servicing Agent, a SunAmerica company and an indirect wholly owned subsidiary of AIG, is paid a monthly fee by each of Class A, B and II of a Fund for its services at the annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Trust.

The Distributor, Administrator and Shareholder Servicing Agent are located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

YEAR 2000. Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The Trust's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. The Trust's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, the Trust could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Trust invests, which could hurt the Trust's investment returns.

FOR MORE INFORMATION
-------------------------------------------------------------------------------

The following documents contain more information about the Funds and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting:

     SunAmerica Fund Services, Inc.
     Mutual Fund Operations
     The SunAmerica Center
     733 Third Avenue
     New York, New York  10017-3204
     1-800-858-8850

or

by calling your broker or financial advisor.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


                                                  BRAZOS
                                                  MUTUAL FUNDS


DISTRIBUTOR:  SunAmerica Capital Services, Inc.


INVESTMENT COMPANY ACT
File No. 811-7881

                              BRAZOS MUTUAL FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                           DATED ____________, 1999

Suite 1600                                             General Marketing and
5949 Sherry Lane                                       Shareholder Information
Dallas, TX  75225                                      (800) 858-8850

     Brazos Mutual Funds (the "Trust") is a mutual fund consisting of multiple investment funds. This Statement of Additional Information relates to the: Brazos Small Cap Growth Fund, Brazos Real Estate Securities Fund and Brazos Growth Fund. Each Fund has distinct investment objectives and strategies.

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Trust's Prospectus dated ____________, 1999. To obtain a Prospectus free of charge, please call the Trust at (800) 858-8850.
The Trust's Prospectus for Class A, Class B and Class II Shares of each Fund is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
History of the Funds........................................................B-__
Investment Objectives and Policies..........................................B-__
Investment Restrictions.....................................................B-__
Trustees and Officers.......................................................B-__
Adviser, Personal Trading, Distributor and
Administrator...............................................................B-__
Portfolio Transactions and Brokerage........................................B-__
Additional Information Regarding Purchase of Shares.........................B-__
Additional Information Regarding Redemption of Shares.......................B-__
Exchange Privilege..........................................................B-__
Determination of Net Asset Value............................................B-__
Performance Data............................................................B-__
Dividends, Distributions and Taxes..........................................B-__
Retirement Plans............................................................B-__
Description of Shares.......................................................B-__
Additional Information......................................................B-__
Financial Statements........................................................B-__
Appendix..............................................................Appendix-1

     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

          This Statement of Additional Information relates to the Class A, B and II shares of three different investment funds (each, a "Fund," and collectively, the "Funds") of Brazos Mutual Funds, a Delaware business trust, which is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the " 1940 Act"). The three Funds are: Brazos Small Cap Growth Fund, Brazos Real Estate Securities Fund and Brazos Growth Fund.

                             HISTORY OF THE FUNDS

          The Trust was organized as a Delaware business trust on October 28, 1996. The Trust's principal office is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. Brazos Mutual Funds is a diversified open-end management investment company.

                      INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and policies of each of the Funds are described in the respective Prospectus. Certain types of securities in which the Funds may invest and certain investment practices that the Funds may employ, are described under "More Information About the Funds -- Fund Investment Strategies" in the Prospectus and are discussed more fully below. Unless otherwise specified, each Fund may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

ILLIQUID AND RESTRICTED SECURITIES. No more than 15% of the value of a Fund's net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Funds will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

          In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          For example, restricted securities that the Board of Trustees, or the Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to
Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i. e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Subject to the applicable limitation on illiquid securities investments, a fund may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement.

          Commercial paper issues in which a Fund's net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Trustees have delegated to the Adviser the function of making day to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the

Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to the guidance of the Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value equal to the repurchase price, including accrued interest, or 101% of the repurchase price if such securities mature in more than one year. The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Fund's use of repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund then invests the proceeds from the transaction in another obligation in which the Fund is authorized to invest. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Fund will segregate cash or liquid securities in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's repurchase obligation, and the Fund's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

FIXED INCOME SECURITIES. Each Fund may invest, subject to the percentage and credit quality limitations stated herein and in the Prospectus, in debt securities, mainly obligations issued by governments and money market instruments, without regard to the maturities of such securities.

     Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation.
Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as "variable rate obligations," is determined by reference to or is a percentage of an objective standard, such as a banks prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called "floating rate instruments," changes whenever there is a change in a designated base rate.

     The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.

     "Investment grade" is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or
Baa), or, if unrated, considered by the Adviser to be of comparable quality.
The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

     Those debt securities rated "BBB" or "Baa," while considered to be "investment grade," may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Funds have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

SHORT-TERM AND TEMPORARY DEFENSIVE INSTRUMENTS. In addition to their primary investments, each Fund, except as described below, may also invest 5% to 10% under normal circumstances of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund, except as described below, may invest up to 100% of its total assets in fixed income securities, including money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). A description of securities ratings is contained in the Appendix to this Statement of Additional Information.

     Subject to the limitations described above and below, the following is a description of the types of money market and fixed income securities in which the Funds may invest:

     U.S. Government Securities: See the section entitled "U.S. Government Securities" below.

     Commercial Paper: Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations. A Fund's commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, a Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, a Fund considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating Organization. The Funds will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).

     Certificates of Deposit and Bankers' Acceptances: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

     Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

     Corporate Obligations: Corporate debt obligations (including master demand notes). For a further description of variable amount master demand notes, see the section entitled "Commercial Paper" above.

     Repurchase Agreements: See the section entitled "Repurchase Agreements" above.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

     Such a Fund may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Farmer's Home Administration ("FMHA") and the Export-Import Bank are backed by the full faith and credit of the United States.

     Such a Fund may also invest in securities issued by U.S. government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal Land Banks, Central Bank for Cooperatives, and Federal Intermediate Credit Banks. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

INVESTMENT IN SMALL, UNSEASONED COMPANIES. As described in the Prospectus, the Brazos Small Cap Growth Fund will invest, and Brazos Real Estate Securities Fund may invest, in the securities of small companies having market capitalizations under $1.2 billion. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. If other investment-companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies. The Brazos Real Estate Securities Fund may invest in securities of companies which have limited operating histories and may not yet be profitable. The Funds will not invest in companies which together with predecessors have operating histories of less than three years if immediately thereafter and as a result of such investment the value of the Brazos Real Estate Securities Fund's holdings of such securities (other than securities of companies principally engaged in the real estate industry) exceeds 20% of the value of the Fund's total assets. Although not an investment policy of the Funds, it is anticipated that under normal circumstances, approximately 10% to 15% of the companies principally engaged in the real estate industry in which the Brazos Real Estate Securities Fund invests will have operating histories of less than three years.

     Companies with market capitalization of $1 billion to $5 billion ("Mid-Cap Companies") may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative. The Brazos Real Estate Securities Fund and the Brazos Growth Fund may invest in the securities of Mid-Cap Companies.

WARRANTS AND RIGHTS. Each Fund may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration (generally two or more years). Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. War-rants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase or sell such securities on a "when-issued" or "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will maintain a segregated account with its custodian, consisting of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. With respect to securities sold on a delayed-delivery basis, a Fund will either segregate the securities sold or liquid assets of a comparable value.

     A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

     To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund.

     When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and failing prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Although foreign securities are generally not expected to constitute a significant portion of any Fund's investment portfolio, each Fund is authorized to invest in foreign securities. A Fund may purchase securities issued by issuers in any country.

     Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRS) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Fund's investment policies, the Fund's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

     Each Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, the Funds may invest in securities denominated in other currency "baskets."

     Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Fund's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Adviser is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Funds. There can be no assurance that a Fund will not suffer any adverse consequences as a result of the euro conversion.

     Because the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of these Fund's shares may change on days when a shareholder will not be able to purchase or redeem shares.

LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.

DERIVATIVES STRATEGIES. Each Fund may write (i.e., sell) call options ("calls") on securities traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions. All such calls written by a Fund must be "covered" while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

     Each Fund also may write put options ("puts"), which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option that increases the Fund's return. The Funds write only covered put options, which means that so long as a Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

     HEDGING STRATEGIES. For hedging purposes as a temporary defensive maneuver, each Fund, except as described below, may also use interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, "Futures"); forward contracts on foreign currencies ("Forward Contracts"); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies (all the foregoing referred to as "Hedging Instruments"). All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or commodities exchange or on U.S. over-the-counter markets. Hedging Instruments may be used to attempt to: (i) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Fund's unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or
(v) reduce the risk of adverse currency fluctuations.

     A Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, a Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

     A Fund's strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot ("cash") rate. Additional information about the Hedging Instruments the Funds may use is provided below.

     OPTIONS

     OPTIONS ON SECURITIES. As noted above, each Fund may write and purchase call and put options (including yield curve options) on futures contracts, equity and debt securities.

     When a Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. In such instance, the Fund retains the risk of loss should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. If a Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

     When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

     Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     OPTIONS ON FOREIGN CURRENCIES. Each Fund may write and purchase puts and calls on foreign currencies. A call written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Fund segregates cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     OPTIONS ON SECURITIES INDICES. As noted above, each Fund may write and purchase call and put options on securities indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Fund buys a call on a securities index; it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the

Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     FUTURES AND OPTIONS ON FUTURES

     FUTURES. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     As noted above, each Fund may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     OPTIONS ON FUTURES. As noted above, certain Funds may purchase and write options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. (Unless otherwise specified, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as "Options on Futures.")

     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Fund's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

     FORWARD CONTRACTS

     Each Fund may engage in Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a Forward Contract.

     A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. A Fund will not speculate with Forward Contracts or foreign currency exchange rates.

     A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward

Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedged"). The Funds may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

     A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate cash or liquid securities having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE

     The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Fund's entering into a closing transaction.

     An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     In the future, each Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Fund's investment objectives, legally permissible and adequately disclosed.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS

     Each Fund must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Fund may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided, that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Each Fund intends to engage in Futures transactions and options thereon only for hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     Transactions in options by a Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Fund purchases a Future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     POSSIBLE RISK FACTORS IN HEDGING

     Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used.

     In addition to the risks discussed above, there is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

     If a Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

     SHORT SALES. Each Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

     No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each Fund similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short would exceed two percent (2%) of the value of a Fund's net equity or if such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a Fund engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

     Each Fund may make "short sales against the box." A short sale is effected by selling a security that the Fund does not own. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Fund generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

PORTFOLIO TURNOVER. It is expected that the annual portfolio turnover rate for the Funds will not exceed 200%. In addition to Fund trading costs, higher rates (100% or more) of portfolio turnover may result in the realization of capital gains, a portion of which may be short-term or mid-term gains. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" for information on taxation. The Portfolios will not normally engage in short-term trading, but each reserves the right to do so.
The tables set forth in the "Financial Highlights" section of the Prospectus present the historical turnover rates for the Brazos Real Estate Securities
Fund and Brazos Small Cap Growth Fund.

INVESTMENT COMPANIES. Each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies. No more than 5% of an investing Fund's total assets may be invested in securities of any one investment company nor may it acquire more than 3% of the voting securities of any investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

FUTURE DEVELOPMENTS. Each Fund may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Fund's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. Each Fund's Prospectus and Statement of Additional Information will be amended or supplemented as appropriate to discuss any such new investments.

                            INVESTMENT RESTRICTIONS

     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities (as defined in the 1940 Act). Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

     Under the following fundamental restrictions, no Fund may:

     (1) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

     (2) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

     (3) borrow, [except from banks and] as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3 % of the Fund's gross assets valued at the lower of market or cost, and the Fund may not purchase additional securities when borrowings exceed 5% of total gross assets; or

     (4) pledge, mortgage or hypothecate any of its assets to an extent greater than 33-1/3% of its total assets at fair market value;

     (5)  invest in physical commodities or contracts on physical commodities;

     (6) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate; additionally, the Brazos Real Estate Securities Portfolio may purchase and sell mortgage-related securities and liquidate real estate acquired as a result of default on a mortgage and may invest in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans;

     (7) make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder; [and
          (iii) as otherwise permitted by exemptive order of the Commission];

     (8) underwrite the securities of other issuers;

     (9) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

     (10) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and (ii) not more than 20% of a Portfolio's assets are invested in futures and options;

     (11) purchase on margin except as specified in (10) above;

     (12) invest more than an aggregate of 15% of the net assets of a Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets.

In addition, Brazos Small Cap Growth and the Brazos Growth Funds have adopted a fundamental policy that each will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of each Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when each Fund adopts a temporary defensive position. The Brazos Real Estate Securities Fund has adopted a fundamental policy that its investments will be concentrated in the real estate industry, which means that it will invest more than 25% of its assets in that industry.

                             TRUSTEES AND OFFICERS

     The following table lists the Trustees and executive officers of the Trust, their ages, business addresses, and principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

                                  Position with          Principal Occupations
                                  -------------
Name, Age, Address                the Trust              During Past 5 Years
------------------                ---------              -------------------
George W. Gau, 51                 Trustee                Trustee of the Trust; Professor of
8009 Long Canyon Drive                                   Finance, George S. Watson Centennial
Austin, Texas  78730                                     Professor in Real Estate, College and
                                                         Graduate School of Business, University
                                                         of Texas at Austin since 1988; J.
                                                         Ludwig Mosle Centennial Memorial
                                                         Professor in Investments and Money
                                                         Management, since 1996; and Chairman of
                                                         the Board and Chief Executive Officer,
                                                         The MBA Investment Fund, L.L.C., a $10
                                                         million fund that is the first private
                                                         investment company to be managed by
                                                         students, since 1994.


                                  Position with          Principal Occpations
                                  -------------
Name, Age  Address                the Trust              During Past 5 Years
------------------                ---------              -------------------
*Dan L. Hockenbrough, 39 5949     Trustee, President,    Since August 1996, Business Manager of
 Sherry Lane, Suite 1600          Treasurer and Chief    John McStay Investment Counsel, LLC
 Dallas, Texas  75225             Financial Officer      (formerly John McStay Investment Counsel,
                                                         L.P.) Formerly, Chief Financial Officer
                                                         of Waugh Enterprises, Inc from November
                                                         1995 until August 1996; Assistant Controller
                                                         of Hicks, Muse, Tate & Furst Incorporated
                                                         from December 1992 to November 1995; and
                                                         Sr.. Associate at Coopers & Lybrand prior
                                                         to December 1992.

John H. Massey, 59                Trustee                Trustee of the Trust; private investor
4004 Windsor Avenue                                      and corporate director:  The Paragon
Dallas, Texas  75205                                     Group, Inc., Chancellor Media
                                                         Corporation Inc., The Sunrise
                                                         Television Group, Inc., Bank of the
                                                         Southwest, Columbine JDS Systems, Inc.,
                                                         FSW Holdings, Inc., National Health
                                                         Insurance Corporation, Inc., and
                                                         Central Texas Bankshares Holdings, Inc.
                                                         Until August 1996, Chairman of the
                                                         Board and Chief Executive Officer of
                                                         Life Partners Group, Inc.

David M. Reichert, 59             Trustee                Private Investor; formerly Senior Vice
7415 Stonecrest Drive                                    President of Moffet Capital Management,
Dallas, Texas  75240                                     an investment counseling firm, from
                                                         January 1995 until June 1996 and Senior
                                                         Vice President and Portfolio Manager of
                                                         American Capital Asset Management, a
                                                         mutual fund management company, from
                                                         April 1989 to July 1994.

*Tricia A. Hundley, 48            Vice President,        Partner of John McStay Investment
5949 Sherry Lane, Suite 1560      Secretary and          Counsel, LLC (formerly John McStay
Dallas, Texas  75225              Compliance Officer     Investment Counsel, L.P.) since 1987.

*Loren J. Soetenga, 31            Vice President         Principal of John McStay Investment
5949 Sherry Lane, Suite 1560                             Counsel, LLC (formerly John McStay
Dallas, Texas  75225                                     Investment Counsel, L.P.)  Formerly,
                                                         Partner of Chronos Management, Inc.
                                                         until 1996.

                                  Position with        Principal Occupatn
                                  -------------
Name, Age, Address                the Trust            During deal
------------------                ---------            -----------
*Peter C. Sutton, 34              Vice President and   Senior Vice President, SunAmerica Asset
The SunAmerica Center             Assistant Treasurer  Management Corp., since April 1997,
733 Third Avenue                                       Treasurer, SAMF and AST, since February
New York, NY  10017-3204                               1996; Vice President and Assistant
                                                       Treasurer of SAST and APF since 1994;
                                                       Vice President, Seasons Series Trust,
                                                       since April 1997; formerly, Vice
                                                       President, SunAmerica Asset Management
                                                       Corp., from 1994 to 1997; Controller,
                                                       SAMF and AST, from March 1993 to
                                                       February 1996; Assistant Controller,
                                                       SAMF and AST, from 1990 to 1993.

*Robert M. Zakem, 41              Vice President and   Senior Vice President and General
The SunAmerica Center             Assistant Secretary  Counsel, SunAmerica Asset Management
733 Third Avenue                                       Corp., since April 1993; Executive Vice
New York, NY  10017-3204                               President, General Counsel and
                                                       Director, SACS, since August 1993; Vice
                                                       President, General Counsel and
                                                       Assistant Secretary, SAFS, since
                                                       January 1994; Vice President,
                                                       SunAmerica Series Trust, Anchor Pathway
                                                       and Seasons Series Trust; Assistant
                                                       Secretary, SunAmerica Series Trust and
                                                       Anchor Pathway Fund, since September
                                                       1993; Assistant Secretary, Seasons
                                                       Series Trust, since April 1997;
                                                       formerly, Vice President and Associate
                                                       General Counsel, SunAmerica Asset
                                                       Management Corp., from March 1992 to
                                                       April 1993.



     The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Trust's Agreement and Declaration of Trust. Officers of the Trust are also officers of some or all of the other investment companies managed, administered or advised by John McStay Investment Counsel, L.L.C. (the "Adviser"), or its affiliates.

     The Trust pays each Trustee, who is not also an officer or affiliated person, a $500 quarterly retainer fee per active Fund which currently amounts to $2,000 per quarter. In addition, each unaffiliated Trustee receives a $500 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Funds of the Trust, and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Trust's officers and employees are paid by either the Adviser or the Administrator (as defined below) and receive no compensation from the Trust. The following table shows aggregate compensation paid to each of the Trustees for the fiscal period ended November 30, 1998.

                                                     COMPENSATION TABLE

(1)                            (2)                    (3)                     (4)                      (5)
Name of Person              Aggregate              Pension or            Estimated Annual       Total Compensation
Position                    Compensation         Retirement Benefits        Benefits Upon       from Registrant and
                           From Registrant       Accrued as Part of           Retirement        Company Complex
                                                 Company Expenses                                   Paid
                                                                                                  to Trustees
===================================================================================================================
George W. Gau*                 -0-                    -0-                     -0-                      -0-
Trustee
Dan L. Hockenbrough            -0-                    -0-                     -0-                      -0-
 Trustee
John H. Massey              $8,000                    -0-                     -0-                    $8,000
Trustee`
David M. Reichert           $8,000                    -0-                     -0-                    $8,000
Trusteer=

*Since Mr. Gau joined the Board of Trustees in May of 1999, he was not compensated during the fiscal year ended November 30, 1998 for his services to the Trust.

PRINCIPAL HOLDERS OF SECURITIES. As of ________ , 1999, the following persons or organizations held of record 5% or more of the shares of each Fund:
[to be completed]

                           ADVISER, PERSONAL TRADING,
                         DISTRIBUTOR AND ADMINISTRATOR

THE ADVISER. John McStay Investment Counsel, L.L.C. (the "Adviser"), which was organized as a Delaware limited liability corporation in 1999, is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225 and acts as adviser to each of the Funds pursuant to Investment Advisory Agreements dated _______, 1999 (the "Advisory Agreements") with the Trust, on behalf of each Fund. The Adviser is the successor entity to John McStay Investment Counsel L.P. (the "Prior Adviser"), which managed each Fund from its inception through _______, 1999, pursuant to invesment advisory agreements (the "Prior Advisory Agreements"). The Adviser is an indirect majority-owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad.

     Under the Advisory Agreement, the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees.

     Except to the extent otherwise specified in the Advisory Agreement, each Fund pays, or causes to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, brokerage commissions and all other costs of the Trust's operation.

     As compensation for services rendered by the Adviser under the Investment Advisory Agreements, the Funds pay the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Funds' average daily net assets for the month:

BRAZOS Real Estate Securities Fund...................................... 0.90%
BRAZOS Small Cap Growth Fund............................................ 0.90%
BRAZOS Growth Fund...................................................... 0.90%

     The following table sets forth the total advisory fees incurred by each Fund pursuant to the Prior Advisory Agreements or waived by the Prior Adviser for the fiscal year ended November 30, 1998.

     For the fiscal year ended November 30, 1998 the Funds paid the Prior Adviser fees and the Prior Adviser waived fees and/or reimbursed expenses of the Funds as follows:

                                                          Fees paid
Fund                                                  (Before Waivers)       Waivers
----                                                  ---------------        -------
Brazos Real Estate Securities Fund                    $  712,269              $47,708
Brazos Small Cap Growth Fund                          $1,578,588              $     0
Brazos Growth Fund*                                   $        0              $     0

*The Brazos Growth Fund commenced operations on 12/31/98.

For the fiscal year ended November 30, 1997 the Funds paid the Prior Adviser fees and the Prior Adviser waived fees and/or reimbursed expenses of the Funds as follows:

                                                       Fees paid
Fund                                                 (Before Waivers)      Waivers
----                                                  --------------       -------

Brazos Real Estate Securities Fund                      $237,702            $139,015
Brazos Small Cap Growth Fund                            $239,078            $107,342

     The Advisory Agreement continues in effect with respect to each Fund after an initial two-year term from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees or by the holders of a majority of the respective Fund's outstanding voting securities. The Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days' written notice by the Trustees, by the holders of a majority of the respective Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates with respect to each Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).


      Under the terms of the Advisory Agreement, the Adviser is not liable to the Funds, or their shareholders, for any act or omission by it or for any losses sustained by the Funds or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics, which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code of Ethics is an individual who is a trustee, officer, general partner or advisory person of the Trust. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser during the quarter.

THE DISTRIBUTOR. The Trust, on behalf of the Class A, B and II shares of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Fund. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Funds through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing Prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of such Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).

     Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust. The Trust and the Distributor each has the right to terminate the Distribution Agreement with respect to a Fund on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

     The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including Royal Alliance Associates, Inc., SunAmerica Securities, Inc., Keogler Morgan & Company, Financial Service Corporation and Advantage Capital Corporation, affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.

DISTRIBUTION PLANS. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. Pursuant to such rule, the Funds have adopted Distribution Plans for Class A, Class B and Class II shares (hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan" and collectively as the "Distribution Plans").

     The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to "Shareholder Account Information" in the Prospectus for certain information with respect to the Distribution Plans.

     Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of a Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class II Plans, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B or Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers.

     The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.

     It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor's distribution costs as described above.

     Continuance of the Distribution Plans with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the disinterested Trustees. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Trustees in the manner described above. A Distribution Plan may be terminated at any time with respect to a Fund without payment of any penalty by vote of a majority of the disinterested or by vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the disinterested Trustees. In the Trustees' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Fund, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Fund and the shareholders of the relevant class of the Fund.

THE ADMINISTRATOR. The Trust has entered into a Service Agreement, under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of each of the Funds. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

     Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from each Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Trust. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Trust). For further information regarding the Transfer Agent, see the section entitled "Additional Information" below.

     The Service Agreement dated _______, 1999 continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees.

     For the fiscal year ended November 30, 1998 the Trust paid its previous administrators Firstar Mutual Fund Services, LLC ("Firstar") and PFPC, Inc. ("PFPC")* administration fees and Firstar or PFPC waived fees and/or reimbursed expenses of the Funds as follows:

                                                   Fees paid
 Fund                                           (Before Waivers)       Waivers
 ----                                           ----------------     -----------
 Brazos Real Estate Securities Fund                 $ 74,824          $       0
 Brazos Small Cap Growth Fund                       $156,579          $       0

* The Company entered into an agreement with Firstar to provide services that were provided by PFPC up until September 30, 1998.

     For the fiscal year ended November 30, 1998 the Company paid its previous accounting service agents, Firstar and PFPC* accounting services fees and Firstar or PFPC waived fees and/or reimbursed expenses of the Funds as follows:

                                                   Fees paid
 Fund                                           (Before Waivers)       Waivers
 ----                                           ----------------     -----------
 Brazos Real Estate Securities Fund                 $50,231           $       0
 Brazos Small Cap Growth Fund                       $67,191           $       0

     For the fiscal year ended November 30, 1997 the Company paid Rodney Square* administration fees and Rodney Square waived fees and/or reimbursed expenses of the Funds as follows:

                                                   Fees paid
 Fund                                           (Before Waivers)       Waivers
 ----                                           ----------------     -----------
 Brazos Real Estate Securities Fund                   $41,826           $4,051
 Brazos Small Cap Growth Fund                         $42,986           $4,051

     For the fiscal year ended November 30, 1997 the Company paid Rodney Square Management Corporation* ("Rodney Square") accounting services fees and Rodney Square waived fees and/or reimbursed expenses of the Funds as follows:

                                                   Fees paid
 Fund                                           (Before Waivers)       Waivers
 ----                                           ----------------     -----------
 Brazos Real Estate Securities Fund                   $41,352           $5,610
 Brazos Small Cap Growth Fund                         $41,808           $5,610

* PFPC entered into an agreement with Rodney Square to provide services that were provided by Rodney Square up until January 5, 1998.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust and may not be used in connection with the Trust. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit the Funds by improving the quality of the Adviser's investment advice. The investment advisory fees paid by the Funds are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

     Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

     The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as an agent and not as principal, in accordance with Rule 17e-I under the 1940 Act and other applicable securities laws.

     Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Funds, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Funds and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Funds and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

For the fiscal year ended November 30, 1998, the Funds paid brokerage commissions as follows:

                                                 Amount Paid     Percentage Paid
                                    Brokerage    to Affiliated   to Affiliated
Fund                                Commissions  Broker-Dealers  Broker-Dealers
----                                -----------  --------------  --------------
Brazos Real Estate Securities Fund  $   851,896     $ 11,340           1.3%
Brazos Small Cap Growth Fund        $ 1,999,496     $182,588           9.1%

For the fiscal year ended November 30, 1997, the Funds paid brokerage commissions as follows:

                                                 Amount Paid     Percentage Paid
                                    Brokerage    to Affiliated   to Affiliated
Fund                                Commissions  Broker-Dealers  Broker-Dealers
----                                -----------  --------------  --------------

Brazos Real Estate Securities Fund  $   316,900
Brazos Small Cap Growth Fund        $   132,283

              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

     Upon making an investment in shares of a Fund, an open account will be established under which shares of such Fund and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares unless they specifically so request in writing but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

     Shareholders who have met the Fund's minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semiannual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House or by physical draft check. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

     Shares of each of the Funds are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares), (ii) on a deferred basis (Class B and certain Class A shares), or (iii) may contain certain elements of a sales charge that is imposed at the time of purchase and that is deferred (Class II shares).

WAIVER OF CDSC. As discussed under "Shareholder Account Information" in the respective Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

     DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class II shares are not redeemed within one year of the death, they will remain Class B or Class II shares, as applicable, and be subject to the applicable CDSC, when redeemed.

     DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Fund through dealers that have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the Fund's close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange ("NYSE") that day. Orders received by the Distributor after the Fund's close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Fund will not be responsible for delays caused by dealers.

PURCHASE BY CHECK. Checks should be made payable to the specific Fund or to "SunAmerica Funds." If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Fund at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of each Fund may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Fund does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Fund should not be considered verification thereof. Neither the Fund nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected.

PURCHASE THROUGH SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Fund's close of business, the purchase of shares of a Fund will be effected on that day. If the order is received after the Fund's close of business, the order will be effected on the next business day.

PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire federal funds to the Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:

     . You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SunAmerica Fund Services, Inc. at: (212) 551-5585.

     . Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, extension 5125 to obtain your new account number.

     .    Instruct the bank to wire the specified amount to the Transfer Agent:
          State Street Bank and Trust Company, Boston, MA, ABA# ________; DDA# ________, SunAmerica [name of Fund, Class __] (include shareholder name and account number).

WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of the Adviser and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), which are sponsored or administered by the Adviser or an affiliate thereof. Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other SunAmerica Mutual Funds) is at least $1,000,000, (b) the sponsor signs a $1,000,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator that has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases or shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Shareholder Account Information" in the Prospectus, investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Trust.

     COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:

          i. an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);
          ii. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

          iii. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

          iv. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);
          v. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and
          vi.  group purchases as described, below.

     A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

     RIGHTS OF ACCUMULATION. A purchaser of Fund shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by the Adviser, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

     The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

     LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by the Adviser, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

     The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.

     REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of the Funds under the combined purchase privilege as described above.

     To receive a rate based on combined purchases, group members must purchase Class A shares of a Fund through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Fund's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.

     Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide to its designated investment dealer at least annually access to the group's membership by means of written communication or direct presentation to the membership at a meeting; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

     Members of a qualified group include: (i) any group that meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association, which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Fund's shares for the benefit of any of the foregoing.

     Interested groups should contact their investment dealer or the Distributor. The Trust reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Funds at any time.

     NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to, or paid a CDSC on the redemption proceeds. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of .50% of the amount invested, subject, however, to forfeiture in the event of a redemption during the first year from the date of purchase. In addition, it is essential that a NAV Transfer Program Form accompany the New Account Application to indicate that the investment is intended to participate in the Net Asset Value Transfer Program (formerly, Exchange Program for Investment Company Shares). This program may be revised or terminated without notice by the Distributor. For current information, contact Shareholder/Dealer Services at (800) 858-8850.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

     Reference is made to "Shareholder Account Information" in each Prospectus for certain information as to the redemption of Fund shares.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f- 1 on behalf of each of the Funds, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Fund in lieu of cash. In conformity with applicable rules of the SEC, the Funds are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     The Distributor is authorized, as agent for the Funds, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Fund next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Fund's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

                              EXCHANGE PRIVILEGE

     Shareholders in any of the Funds may exchange their shares for the same class of shares of any other Fund or other SunAmerica Mutual Funds that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at
(800) 858-8850.

     If a shareholder acquires Class A shares through an exchange from another SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the 1% CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the 1% CDSC is applicable upon a redemption of any of such shares.

     A shareholder who acquires Class B or Class II shares through an exchange from another SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

     Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Fund's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

     In addition, a Fund reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and may therefore be refused.

                       DETERMINATION OF NET ASSET VALUE

     The Trust is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Trustees.

     Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter quotation may be used.

     A Fund's liabilities, including proper accruals of expense items, are deducted from total assets.

                               PERFORMANCE DATA

     Each Fund may, with respect to each class thereof, advertise performance data that reflects various measures of total return. An explanation of the data presented and the methods of computation that will be used are as follows.

     A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

     Average annual total return is determined separately for Class A, Class B and Class II shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                P(1 + T)/n/ = ERV

     P    =   a hypothetical initial purchase payment of $ 1,000
     T    =   average annual total return
     N    =   number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

     The above formula assumes that:

     a. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class II shares) is deducted from the initial $1,000 purchase payment;

     b.   All dividends and distributions are reinvested at net asset value; and

     c. Complete redemption occurs at the end of the 1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

Total returns for the Funds, exclusive of sales loads and 12b-1 fees, as of December 31, 1998 were as follows:

                                      Inception  Year-to-Date   Inception to
                                        Date       12/31/98       12/31/98
                                        ----       --------       --------

Brazos Real Estate Securities Fund     12/31/96     -17.4%           6.7%

Brazos Small Cap Growth Fund           12/31/96      13.6%          75.5%

COMPARISONS

     Each Fund may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:

     (1) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (2) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (3) Standard & Poor's MidCap 400 Index - an unmanaged index measuring the performance of non-S&P 500 stocks in the mid-range sector of the U.S. stock market.

     (4) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     (5) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (6) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (7) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

     (8) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

     (9) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

     (10) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (11) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

     (12) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

     (13) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (14) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

     (15) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

     (16) Russell 2000 Growth - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     (17) Russell 2000 Value - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     (18) Russell 2500 - composed of the 2,500 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

     (19) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (20) CDA Mutual Fund Report published by CDA Investment Technologies, Inc.
          - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

     (21) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     (22) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

     (23) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

     (24) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

     (25) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

     (26) Lehman Brothers Government/Corporate Index - a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (27) Lehman Brothers Intermediate Government/Corporate Index - an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (28) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; WP Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

     (29) NAREIT Equity Index - a compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and

          American Stock Exchanges and the NASDAQ. The index tracks performance, as well as REIT assets, by property type and geographic region.

     (30) Wilshire Real Estate Securities Index, published by Wilshire Associates - a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts, real estate operating companies and partnerships.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices that include securities with government guarantees. However, a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the registered holders at least annually. With respect to capital gain distributions, each Fund's policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward.

     DIVIDENDS AND DISTRIBUTIONS will be paid in additional Fund shares of the same class based on the net asset value of the applicable class of shares at the Fund's close of business on the dividend date or, unless the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in excess of $10 in cash.

TAXES. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as each Fund so qualifies, each Fund (but not its shareholders) will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

     In order to be qualified as a RIC, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of stock or securities and certain other related income; and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash, government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

     As a RIC, each Fund will not be subject to U.S. Federal income tax on its income and capital gains that it distributes provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if declared by each Fund in October, November or December of such year, payable to shareholders of record on a date in such month and paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

     Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested. The portion of such dividends received from each Fund that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Fund's gross income, exclusive of capital gains from the sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each fiscal year.

     Any net capital gains (i. e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

     Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Under certain circumstances (such as the exercise of an exchange privilege), the tax effect of sales load charges imposed on the purchase of shares in a regulated investment company is deferred if the shareholder does not hold the shares for at least 90 days.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund will qualify to pass through to its shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Fund.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts, sale of currencies or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition generally also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Funds investment company taxable income available to be distributed to its shareholders as ordinary income.

     The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Fund may write, purchase or sell. Such options and contracts are classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

     A substantial portion of each Fund's transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle consisting of a listed option, futures contract, or option on a futures contract and of U.S. Government securities would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

     Code Section 1259 requires the recognition of gain (but not loss) if a Fund makes a constructive sale" of an appreciated financial position (e.g., stock).
A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or identical property short, or enters into other similar transactions.

     The Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.
Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

     Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in each Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

                               RETIREMENT PLANS

     Shares of each Fund are eligible to be purchased in conjunction with various types of qualified retirement plans. The summary below is only a brief description of the Federal income tax laws for each plan and does not purport to be complete. Further information or an application to invest in shares of a Fund by establishing any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that a shareholder considering any retirement plan consult a tax adviser before participating.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit sharing plans for employees. Shares of a Fund may be purchased by those who would have been covered under the rules governing old H. R. 10 (Keogh) Plans, as well as by corporate plans. Each business retirement plan provides tax advantages for owners and participants. Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

TAX-SHELTERED CUSTODIAL ACCOUNTS. Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to purchase shares of a Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA). Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, commonly referred to as SEP-IRA. These IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals, and the time in which distributions would be allowed to commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION. This plan was introduced by a provision of the Tax Reform Act of 1986 as a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck before tax deductions and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE IRA"). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions on earnings until they are withdrawn.

ROTH IRA. This plan, introduced by Section 302 of the Taxpayer Relief Act of 1997, generally permits individuals with adjusted gross income of up to $95,000, and married couples with joint adjusted gross income of up to $150,000, to contribute to a "Roth IRA." Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

EDUCATION IRA. Established by the Taxpayer Relief Act of 1997, under Section 530 of the Code, this plan permits individuals to contribute to an IRA on behalf of any child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

                             DESCRIPTION OF SHARES

     Ownership of the Trust is represented by transferable shares of beneficial interest. The Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares, $.00l par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

     Currently, four series of shares of the Trust have been authorized pursuant to the Declaration of Trust: the Brazos Micro Cap Growth Fund, the Brazos Small Cap Growth Fund, the Brazos Real Estate Securities Fund and the Brazos Growth Fund. The Brazos Small Cap Growth Fund, Brazos Real Estate Securities Fund and Brazos Growth Fund have been divided into four classes of shares, Class A, Class B, Class II and Class Y shares. The Trustees may authorize the creation of additional series and classes of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust's present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Trust's shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

     Shareholders are entitled to a full vote for each full share held. The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Also, a shareholders meeting for the purpose of electing or removing trustees must be called, if so requested by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund's policies, only shareholders of the series affected by the matter may be entitled to vote.

     All classes of shares of a given Fund are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an ongoing account maintenance and service fee, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class II shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B shares, (vi) each of Class A, B, and II has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vii) Class Y shares are sold without a sales charge or Rule 12b-1 distribution fee and have a minimum initial investment requirement of $1,000,000 or over, and (viii) each class of shares will be exchangeable only into the same class of shares of any of the other Funds or other SunAmerica Mutual Funds that offers that class except that Class II shares will be exchangeable into Class C shares of the other SunAmerica Mutual Funds that do not offer Class II. All shares of the Trust issued and outstanding and all shares offered by each Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

     The Declaration of Trust provides that no Trustee of the Trust is liable to the Trust or to a shareholder, nor is any Trustee liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

     Under Delaware law, shareholders of a trust, such as the Trust, in certain circumstances may be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust, pursuant to which the Trust was organized, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus the risk of a shareholder being personally liable as a partner for obligations of the Trust, is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

                            ADDITIONAL INFORMATION

     COMPUTATION OF OFFERING PRICE PER SHARE
     ---------------------------------------

     The following is the offering price calculation for each Class of shares of the Funds, based on the value of each Fund's net assets as of ____________, 1999.

--------------------------------------------------------------------------------------------------------------
                         Brazos Small Cap Growth Fund               Brazos Real Estate Securities Fund
                   ----------------------------------------  -------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                     Class A       Class B       Class II       Class A         Class B          Class II
                     -------       -------       --------       -------         --------         --------
--------------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------
Number of Shares
Outstanding
--------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share (net
assets divided
by number of
shares)
--------------------------------------------------------------------------------------------------------------
Sales Charge for
 Class A Shares:
 5.75% of
 offering price
 (6.10% of net
 asset value per
 share)
--------------------------------------------------------------------------------------------------------------
 for Class II
 Shares:  1.00%
 of offering
 price (1.01%
 of net asset
 value per
 share)
--------------------------------------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------------------------------------

                                             Brazos Growth Fund
                                             ------------------
--------------------------------------------------------------------------------
                                   Class A         Class B        Class II
                                   -------         -------        --------
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
Number of Shares Outstanding
--------------------------------------------------------------------------------
Net Asset Value Per Share
(net assets divided by
number of shares)
--------------------------------------------------------------------------------
Sales Charge for Class A
 Shares:  5.75% of offering
 price (6.10% of net asset
 value per share)
--------------------------------------------------------------------------------
 for Class II Shares:  1.00%
 of offering price (1.01%
 of net asset value per
 share)
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------

     REPORTS TO SHAREHOLDERS. The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Trust to confirm transactions in the account.

     CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian and as Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Transfer agent functions are performed for State Street, by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

     INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, has been selected to serve as the Trust's independent accountants and in that capacity examines the annual financial statements of the Trust. The firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia PA 19107, has been selected as legal counsel to the Trust.


                             FINANCIAL STATEMENTS

     Set forth following this Statement of Additional Information are the financial statements of Brazos Mutual Funds with respect to Registrant's fiscal year ended November 30, 1998.

                                   APPENDIX

                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

     AAA Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     BAA Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

                                  Appendix-1

     CA Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition " commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     --   Leading market positions in well-established industries
     --   High rates of return on funds employed
     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection
     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation
     -- Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidences by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while

                                  Appendix-2
sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (93) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

                                  Appendix-3

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation: (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

          Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely

                                  Appendix-4
          payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C The rating C is typically applied to debt subordinated to senior debt assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     CI The rating CI is reserved for income bonds on which no interest is being paid.

     D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit

                                  Appendix-5
worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

     B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

                                  Appendix-6

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                  Appendix-7

                                    PART C

                                   FORM N-1A

                               OTHER INFORMATION

Item 23.  Exhibits

                (a)  (1)  Certificate of Trust/1/
                     (2)  Agreement and Declaration of Trust/2/
                     (3) Amendment to Agreement and Declaration of Trust dated May 13, 1999
                (b)  Bylaws/2/
                     Amended Bylaws/6/
                (c)  Not Applicable
                (d)  (1)  Investment Advisory Contract re: BRAZOS Small Cap
                          Growth Portfolio and BRAZOS Real Estate Securities Portfolio/2/
                     (2) Investment Advisory Contract re: BRAZOS Micro Cap Growth Portfolio/5/
                     (3) Investment Advisory Contract re: BRAZOS Growth Portfolio/7/
                     (4) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Small Cap Growth Portfolio
                     (5) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Real Estate Securities Portfolio
                     (6) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Micro Cap Growth Portfolio
                     (7) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Growth Portfolio
                (e)  (1)  Underwriting Contract and Selected Dealer
                          Agreement/7/
                     (2) Form of Distribution Agreement dated June 25, 1999 between the Registrant and SunAmerica Capital Services, Inc. for Class A, B and II Shares
                     (3) Form of Selling Agreement between the Registrant and SunAmerica Capital Services, Inc.
                (f)  Not Applicable
                (g)  (1)  Custodian Agreement/7/
                     (2) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company
                (h)  (1)  Administration Agreement/7/
                     (2)  Transfer Agency Agreement/7/
                     (3)  Accounting Services Agreement/7/
                     (4)  Fulfillment Agreement/7/
                     (5) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company

                         (6) Form of Administration Agreement dated June 25, 1999 between the Registrant and SunAmerica Asset Management Corp.
                         (7) Form of Service Agreement dated June 25, 1999 between the Registrant and SunAmerica Fund Services, Inc.
                    (i)  Opinion and Consent of Counsel
                    (j)  Consent of Independent Accountant
                    (k)  Not Applicable
                    (l)  Subscription Agreement/3/
                    (m)  (1)  Form of Distribution Plan dated June 25, 1999 for the Class A Shares
                         (2) Form of Distribution Plan dated June 25, 1999 for the Class B Shares
                         (2) Form of Distribution Plan dated June 25, 1999 for the Class II Shares
                    (n)  Financial Data Schedules as of November 30, 1998, re:
                         BRAZOS Real Estate Securities Portfolio, BRAZOS Small Cap Growth Portfolio and BRAZOS Micro Cap Growth Portfolio./8/
                    (o) Plan Pursuant to Rule 18f-3 for Operation of Multi-Series System dated June 25, 1999

          /1/ Previously filed with the Registration Statement on Form N-1A on October 28, 1996 and incorporated herein by reference.

          /2/ Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on December 2, 1996 and incorporated herein by reference.

          /3/ Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on December 17, 1996 and incorporated herein by reference.

          /4/ Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on June 27, 1997 and incorporated herein by reference.

          /5/ Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on October 15, 1997 and incorporated herein by reference.

          /6/ Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on February 17, 1998 and incorporated herein by reference.

          /7/ Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on October 13, 1998.

          /8/ Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on February 12, 1999.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Registrant is not controlled by or under common control with any person.

Item 25.  Indemnification

          Reference is made to Article VII of the Registrant's amended Agreement and Declaration of Trust, which is filed as Exhibit (a)(3) hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Indemnification of the Registrant and its investment adviser against certain losses with respect to the Brazos Small Cap Growth, Brazos Real Estate Securities, Brazos Micro Cap Growth, and Brazos Growth Portfolios is provided for in Section 7 of the Forms of Investment Advisory Agreement with John McStay Investment Counsel, L.L.C., each of which is filed as Exhibits (d)(4), (d)(5), (d)(6) and (d)(7), respectively, hereto.

          Indemnification of the Registrant, its distributor and each person, if any, who controls the distributor against certain losses is provided for in Section 5 of the Form of Distribution Agreement, filed as Exhibit (e)(2) hereto. Indemnification of the Registrant, its distributor and the distributor's sales representatives against certain losses is provided for in Section 6 of the Form of Selling Agreement, filed as Exhibit (e)(3) hereto.

          Indemnification of the Registrant, its custodian and transfer agent against certain losses is provided for, respectively, in Section 3.9 of the Form of Custodian Contract, and Section 6 of the Form of Data Access Services Addendum to Custodian Agreement, both of which are filed as Exhibit (g)(2) hereto, and Section 6 of the Form of Transfer Agency and Service Agreement, filed as Exhibit (h)(5) hereto. Indemnification of the Registrant, its administrator and its directors, officers, employees and agents against certain losses is provided for in Article 5 of the Form of Administration Agreement filed as Exhibit (h)(6) hereto. Section 13 of the Form of Service Agreement filed as Exhibit (h)(7) hereto provides for the indemnification of the Registrant and its shareholder servicing agent against certain losses and against failure to comply with the terms of the Agreement.

          The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

Item 26.  Business and Other Connections of Investment Adviser

          John McStay Investment Counsel, L.L.C., investment adviser to the Brazos Growth, Micro Cap Growth, Small Cap Growth, Real Estate Securities, and Growth Portfolios, is a registered investment adviser under the Investment Advisers Act of 1940.

          To Registrant's knowledge, none of the directors or senior executive officers of, John McStay Investment Counsel, L.L.C., except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of John McStay Investment Counsel, L.L.C. also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of John McStay Investment Counsel, L.L.C. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

                             Position with
                        John McStay Investment   Other Business                      Type of
Name                        Counsel, L.L.C.        Connections                       Business
----                        ---------------        -----------                       --------
Peter Harbeck                  Director          Director and President,             Investment
                                                 SunAmerica Asset                    Management
                                                 Management Corp.;
                                                 Director, SunAmerica
                                                 Capital Inc.; Director
                                                 and President, SunAmerica
                                                 Fund Services, Inc.;
                                                 President, Anchor Series
                                                 Trust and AST

Win Neuger                     Director          Senior Vice President,              Insurance and
                                                 and Chief Investment                Financial services
                                                 Officer, American
                                                 International Group, Inc.
                                                 and Chief Executive
                                                 Officer and Director, AIG
                                                 Global Investment Group,

                                                 Inc.



Item 27.  Principal Underwriters

(a) The principal underwriter of the Registrant's Class A, B and II shares, SunAmerica Capital Services, Inc., also acts as principal underwriter for:

          SunAmerica Equity Funds
          SunAmerica Income Funds
          SunAmerica Money Market Funds, Inc.
          SunAmerica Strategic Investment Services, Inc.
          Style Select Series, Inc.

     The principal underwriter for the Registrant's Class Y shares, Rafferty Capital Markets, Inc. ("Rafferty"), serves as principal underwriter of the shares of the Badgley Funds, Home State Funds, Potomac Funds, Texas Capital Value Funds, Golf Associated Fund, Bremer Funds and the Kirr, Marbach Funds.

(b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Class A, B and II shares:

      Name and Principal           Position and Offices with       Positions and Offices with
       Business Address                  Underwriter.                      Registrant
       ----------------                  -----------                       ----------
Peter A. Harbeck                           Director                           None
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz                    President and Director                    None
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem                   Executive Vice President,       Vice President and Assistant
The SunAmerica Center            General Counsel, Assistant                Secretary
733 Third Avenue                  Secretary and Director
New York, NY 10017-3204

Susan L. Harris                            Secretary                          None
SunAmerica, Inc.
1 SunAmerica Center
Los Angeles, CA 90067-6022

Debbie Potash-Turner                      Controller                          None
The SunAmerica Center
733 Third Avenue

New York, NY 10017-3204

The following persons are the officers of Rafferty Capital Markets, Inc., the principal underwriter of Registrant's Class Y shares:

      Name and Principal           Position and Offices with       Positions and Offices with
       Business Address         Rafferty Capital Markets, Inc.            Registrant
       ----------------         ------------------------------            ----------
Thomas A. Mulrooney                        President                          None

Stephen P. Sprague                       Secretary and                        None
                                    Chief Financial Officer

     (c)  None (for either principal underwriter).

Item 28.  Location of Accounts and Records

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, Brazos Mutual Funds, 5949 Sherry Lane, Suite 1600, Dallas, TX 75225; the Registrant's Adviser, John McStay Investment Counsel, LLC, 5949 Sherry Lane, Dallas, TX 75225; the Registrant's Transfer and Administrative Agents, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, and SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017; and the Registrant's Custodian Bank, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

          Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                  SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and State of Texas on the 1st day of June, 1999.


                                         /s/ Brazos Mutual Funds
                                         -----------------------
                                         Registrant

                                         By: /s/ Dan L. Hockenbrough *
                                             -------------------------
                                             Dan L. Hockenbrough
                                             President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ George Gau*
-------------------------
George Gau                    Trustee                         June 1, 1999


/s/ Dan L. Hockenbrough *
-------------------------
Dan L. Hockenbrough           Trustee, Chief Executive        June 1, 1999
                              And Financial Officer

/s/ John H. Massey *
-------------------------
John H. Massey                Trustee                         June 1, 1999


/s/ David M. Reichert *
-------------------------
David M. Reichert             Trustee                         June 1, 1999

* Pursuant to authority granted in a Power of Attorney filed with Post-Effective Amendment No. 6

By: /s/ Audrey C. Talley
------------------------
 Audrey C. Talley
 Attorney-in-Fact

                               POWER OF ATTORNEY


     The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

     The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                      /s/ David Reichert
                                                      ------------------
                                               Name:  David Reichert
                                               Title: Trustee

                               POWER OF ATTORNEY

     The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

     The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                      /s/ John Massey
                                                      ---------------
                                               Name:  John Massey
                                               Title:  Trustee

                               POWER OF ATTORNEY


     The undersigned hereby appoints Audrey Talley as attorney-in-fact and agent, individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as she could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

     The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                      /s/ Daniel Hockenbrough
                                                      -----------------------
                                               Name:  Daniel Hockenbrough
                                               Title:  Chief Financial Officer

                               POWER OF ATTORNEY


     The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

     The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                      /s/ George Gau
                                                      --------------
                                               Name:  George Gau
                                               Title:  Trustee

                                 EXHIBIT INDEX


Exhibit No.                                  Item
-----------                                  ----

(a) (3)             Amendment to Agreement and Declaration of Trust dated May
                    13, 1999

(d) (4) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Small Cap Growth Portfolio

    (5) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Real Estate Securities Portfolio

    (6) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Micro Cap Growth Portfolio

    (7) Form of Investment Advisory Contract dated June 25 1999 between the Registrant and John McStay Investment Counsel, L.L.C. re: BRAZOS Growth Portfolio

(e) (2) Form of Distribution Agreement dated June 25, 1999 between the Registrant and SunAmerica Capital Services, Inc. for Class A, B and II Shares

    (3) Form of Selling Agreement between the Registrant and SunAmerica Capital Services, Inc.

(g) (2) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company

(h) (5) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company

    (6) Form of Administration Agreement dated June 25, 1999 between the Registrant and SunAmerica Asset Management Corp.

    (7) Form of Service Agreement dated June 25, 1999 between the Registrant and SunAmerica Fund Services, Inc.

(i) (1)             Opinion and Consent of Counsel

(j) (1)             Consent of Independent Accountant

(m) (1)             Form of Distribution Plan dated June 25, 1999 for the Class
                    A Shares

    (2)             Form of Distribution Plan dated June 25, 1999 for the Class
                    B Shares

    (3)             Form of Distribution Plan dated June 25, 1999 for the Class
                    II Shares

(o) (1) Plan Pursuant to Rule 18f-3 for Operation of Multi-Series System dated June 25, 1999

                                      -2-